Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 31,479,528		$ 20,157,112
Restricted cash	1,052,096		1,334,868
Accounts receivable, net	118,406,001		68,664,308
Bills receivable	33,052		0
Amounts due from related companies	255,169		3,784,069
Other receivables, prepayments and deposits	5,750,056		3,332,747
Inventories	14,183,052		10,776,877
Deferred income taxes	927,860		207,222
Total current assets	172,086,814		108,257,203
Property, plant and equipment, net	18,097,062		14,605,888
Land use rights, net	13,584,135		13,422,048
Long-term deposits	7,070,400		3,482,200
Goodwill	540,157		560,418
Other intangible assets, net	504,948		581,481
Deferred income taxes	667,509		629,798
Other investment	31,424		0
Total assets	212,582,449		141,539,036
Current liabilities
Accounts payable	42,290,191		35,497,337
Bills payable	2,104,192		2,669,752
Other payables and accrued expenses	5,490,237		4,856,956
Amounts due to directors	168,246		190,484
Amounts due to related companies	37,604		139,219
Income tax payable	2,726,869		2,564,359
Secured bank loans	9,036,060		8,898,218
Other loans	200,956		162,664
Retirement benefit costs	46,854		33,412
Total current liabilities	62,101,209		55,012,401
Secured long-term bank loans	206,767		1,941,606
Warrant liabilities	190,991		1,273,193
Retirement benefit costs	177,368		213,763
Total liabilities	62,676,335		58,440,963
Commitments and contingencies (Note 19)		[1]		[1]
Convertible redeemable preferred stock
Series A convertible redeemable preferred stock: $0.001 par value; 20,000,000 shares authorized; 9,375,000 and zero shares issued and outstanding as of December 31, 2011 and 2010, respectively	33,385,903		0
Stockholders’ equity
Common stock: $0.001 par value; 150,000,000 and 100,000,000 shares authorized; 38,154,340 shares issued and outstanding as of December 31, 2011 and 2010	38,154		38,154
Additional paid-in capital	18,273,766		16,633,411
Statutory and other reserves	6,851,002		4,585,854
Accumulated other comprehensive income	8,909,155		4,427,865
Retained earnings	82,448,134		57,412,789
Total stockholders equity	116,520,211		83,098,073
Total liabilities and stockholders equity	$ 212,582,449		$ 141,539,036

[1]	Note 19